Operating Leases - Summary of Supplemental Additional Information Related to Operating Leases (Detail)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted-average remaining lease term	8 years 2 months 12 days	7 years 9 months 3 days	5 years 9 months 18 days	6 years 3 months 29 days
Weighted-average discount rate	9.10%	9.06%	8.90%	8.91%